Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	£m	£m	£m	£m	£m
Provisions (excluding contractual commitments)
At 1 Jan 2023	126	77	13	103	319
Additions	27	99	3	62	191
Amounts utilised	(43)	(54)	(3)	(25)	(125)
Unused amounts reversed	(28)	(16)	(3)	(29)	(76)
Exchange and other movements	(6)	(2)	(1)	7	(2)
At 31 Dec 2023	76	104	9	118	307
Contractual commitments[1]
At 1 Jan 2023					105
Net change in expected credit loss provision and other movements					(22)
At 31 Dec 2023					83
Total Provisions
At 31 Dec 2022					424
At 31 Dec 2023					390

Provisions (excluding contractual commitments)
At 1 Jan 2022	164	175	21	99	459
Additions	117	61	4	63	245
Amounts utilised	(124)	(152)	(6)	(34)	(316)
Unused amounts reversed	(35)	(4)	(6)	(23)	(68)
Exchange and other movements	4	(3)	—	(2)	(1)
At 31 Dec 2022	126	77	13	103	319
Contractual commitments[1]
At 1 Jan 2022					103
Net change in expected credit loss provision and other movements					2
At 31 Dec 2022					105
Total Provisions
At 31 Dec 2021					562
At 31 Dec 2022					424
1    The contractual commitments provision includes off-balance sheet loan commitments and guarantees, for which expected credit losses are provided under IFRS 9. Further analysis of the movement in the expected credit loss is disclosed within the 'Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees' table on page 67.